LIQUDITY - Subscription agreement (Details) - Subsequent event - Convertible loan ("CL") $ in Thousands	Feb. 05, 2021 USD ($)
Debt Instrument [Line Items]
Principal amount of debt	$ 2,000,000
Purchase price	$ 1,700,000